Share Incentive Plan - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended
	Jan. 01, 2020	Sep. 30, 2020	Dec. 31, 2019	Mar. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant date fair value		$ 0.12
Unrecognized compensation expense related to non-vested share options		$ 6.9
Weighted-average period of recognized share-based compensation expense		2 years 3 months 18 days
2006 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Numbers of shares granted under the plan			25,544,054
Expiration period from date of grant			10 years
2019 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Numbers of shares granted under the plan			55,898,342
Expiration period from date of grant			10 years
Numbers of additional shares granted under the plan	17,468,832		15,794,199
Ordinary shares available for future grant		10,907,733
2020 ADs Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares available for future grant		5,534,177		24,999,996